Inventories (Tables)	12 Months Ended
Sep. 30, 2012
Inventories [Abstract]
Schedule of inventories
Inventories are as follows (in millions):

	September 30,
	2012	2011
Finished goods and work in process	$325.4	$331.1
Raw materials	372.7	404.0
Supplies and spare parts	197.1	173.1
Inventories at FIFO cost	895.2	908.2
LIFO reserve	(33.3)	(58.4)
Net inventories	$861.9	$849.8